Changes in Operations and Non-operating Items	12 Months Ended
Dec. 31, 2015
Changes in Operations and Non-Operating Items [Abstract]
Operating And Non Operating Activities Disclosure
NOTE 6: CHANGES IN OPERATIONS AND NON-OPERATING ITEMS
Employee Reductions—The Company identified reductions in its staffing levels of approximately 105 positions in 2015, 230 positions in 2014 and 60 positions in 2013. The Company recorded pretax charges for severance and related expenses totaling $6 million in 2015 ($2 million at Television and Entertainment, $1 million at Digital and Data and $3 million at Corporate and Other), $7 million in 2014 ($2 million at Television and Entertainment, $4 million at Digital and Data and $1 million at Corporate and Other) and $3 million in 2013 ($2 million at Television and Entertainment, $0.3 million at Digital and Data and $1 million at Corporate and Other). These charges are included in selling, general and administrative expenses in the Consolidated Statements of Operations.
Severance and related expenses included in income (loss) from discontinued operations, net of taxes totaled $6 million and $17 million in 2014 and 2013, respectively.
The accrued liability for severance and related expenses is reflected in employee compensation and benefits in the Company’s Consolidated Balance Sheets and was $4 million and $3 million at December 31, 2015 and December 28, 2014, respectively.
Changes to the accrued liability for severance and related expenses were as follows (in thousands):

Balance at December 29, 2013	$11,640
Additions	12,176
Payments	(15,895)
Liability distributed in Publishing Spin-Off	(5,308)
Balance at December 28, 2014	$2,613
Additions	5,943
Payments	(4,103)
Balance at December 31, 2015	$4,453

Non-Operating Items—Non-operating items for 2015, 2014 and 2013 are summarized as follows (in thousands):

	2015	2014	2013
Loss on extinguishment of debt	$(37,040)	$—	$(28,380)
Gain on investment transactions, net	12,173	372,485	150
Other non-operating gain (loss), net	8,140	(4,804)	(1,492)
Total non-operating items	$(16,727)	$367,681	$(29,722)

Non-operating items in 2015 included a $37 million pretax loss on the extinguishment of the Former Term Loan Facility (as defined and described in Note 10), which includes the write-off of unamortized debt issuance costs and discounts. See Note 10 for further information on the extinguishment of the Former Term Loan Facility. Gain on investment transactions, net in 2015 included a pretax gain of $8 million for an additional cash distribution from CV pursuant to the collection of a contingent receivable subsequent to the Company’s sale of its interest in CV and a pretax gain of $3 million on the sale of the Company’s 3% interest in NHLLC on September 2, 2015. See Note 9 for further information on the additional cash distribution from CV and the sale of NHLLC. Other non-operating items in 2015 included a $9 million favorable workers’ compensation reserve adjustment related to businesses divested by the Company in prior years and a $2 million non-cash pretax charge to write off a convertible note receivable resulting from a decline in the fair value of the convertible note receivable that the Company determined to be other than temporary. The convertible note receivable constitutes a nonfinancial asset measured at fair value on a nonrecurring basis in the Company’s Consolidated Balance Sheet and is classified as Level 3 assets in the fair value hierarchy’s established under ASC Topic 820, “Fair Value Measurement and Disclosures.” See Note 11 for a description of the hierarchy’s three levels.
Non-operating items in 2014 included a pretax gain of $372 million on the sale of the Company’s 27.8% interest in CV on October 1, 2014. The Company’s portion of the proceeds from the transaction was $686 million, of which $28 million was held in escrow and paid in the fourth quarter of 2015. See Note 9 for further information on the sale of CV. Other non-operating loss in 2014 included a $3 million non-cash pretax charge to write down convertible notes receivable related to one of the Company’s equity method investments. This write-down resulted from declines in the fair value of the convertible notes receivable that the Company determined to be other than temporary. The convertible notes receivable constitute nonfinancial assets measured at fair value on a nonrecurring basis in the Company’s Consolidated Balance Sheet and are classified as Level 3 assets in the fair value hierarchy’s established under ASC Topic 820. See Note 11 for a description of the hierarchy’s three levels.
Non-operating items in 2013 included a $28 million pretax loss on the extinguishment of the Exit Financing Facilities (as defined and described in Note 10), which includes the write-off of unamortized debt issuance costs and discounts of $17 million and a prepayment premium of $11 million. See Note 10 for further information on the extinguishment of the Exit Financing Facilities.